Summary of Significant Accounting Policies (Details) - Schedule of major customers	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	33.00%
Customer A [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Customer B [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer B [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.00%
Customer C [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
Customer D [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage			26.00%
Customer E [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage			26.00%
Customer E [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage		31.00%
Customer F [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage			25.00%
Customer F [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.00%
Customer G [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Customer H [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Customer H [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%
Customer I [Member] | Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		14.00%
Customer I [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%	12.00%
Customer J [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer K [Member] | Trade Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%